Segment reporting - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	€ 1,696,854	€ 1,436,117	€ 1,292,210
North America
Disclosure of operating segments [line items]
Revenue	602,778	544,422	541,702
CANADA | North America
Disclosure of operating segments [line items]
Revenue	568,100	514,000	541,200
SOUTH AFRICA
Disclosure of operating segments [line items]
Revenue	€ 543,900	€ 317,300
UNITED KINGDOM
Disclosure of operating segments [line items]
Revenue			183,300
INDIA
Disclosure of operating segments [line items]
Revenue			€ 144,500